Inventories - Schedule of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
In process and finished products	$ 706.2	$ 733.0	$ 741.5